Business Acquisition Integration Related Costs (Detail) (Broadview Security, USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Business Acquisition, Acquisition Related Costs [Line Items]
Integration related costs	$ 14	$ 28	$ 18
Cost of Sales [Member]
Business Acquisition, Acquisition Related Costs [Line Items]
Integration related costs	0	2	0
Selling, general and administrative expenses
Business Acquisition, Acquisition Related Costs [Line Items]
Integration related costs	$ 14	$ 26	$ 18